UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 134.1%
Alabama - 4.5%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,542,534
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,580,000	7,566,025	(a)
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,318,678
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	7,932,999

Total Alabama				27,360,236

Arizona - 4.7%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	3,705,000	3,861,240	(b)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,348,600
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,304,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	11,078,100
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	5,981,195

Total Arizona				28,573,135

California - 21.0%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,206,660
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.120%	4/1/24	5,500,000	5,459,740	(a)(c)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	24,805,053	(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,256,860
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,128,547	(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,125,375	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,155,650	(e)
California State, GO	0.834%	12/1/17	4,000,000	4,045,440	(a)(c)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	6,195,570
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,699,678
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,210,845
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,582,128
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,365,940
Multiple Capital Project II	5.000%	8/1/37	2,750,000	3,049,255
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,932,080
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	4,635,748
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	9,000,000	11,810,070
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	7,419,880
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,051,320
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	1,030,275

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	$200,000	$223,098
Senior Lien	5.750%	6/1/48	600,000	667,182
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,806,111
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,464,650

Total California				127,327,155

Colorado - 10.2%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,121,160
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,567,600
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	13,998,874	(d)(f)
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	13,630,000	13,692,153	(d)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	23,490,900

Total Colorado				61,870,687

District of Columbia - 2.6%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,760,000	15,544,122	(b)

Florida - 10.6%
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	302,481	(e)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,620,706
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	6,000,000	6,670,980	(d)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	11,197,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	12,152,958
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	10,798,900
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,903,964
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,340,000	1,347,330	(d)(e)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	9,197,840	(g)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,395,500

Total Florida				64,587,859

Georgia - 4.5%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	15,656,680	(b)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,924,788
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,494,120

Total Georgia				27,075,588

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,604,870

Illinois - 7.7%
Chicago, IL, GO	5.500%	1/1/32	3,300,000	3,142,623
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,234,773
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	6,825,540

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	$1,000,000	$1,021,100
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,836,762	(b)
Depaul University	6.125%	10/1/40	5,000,000	5,952,400
Memorial Health System	5.500%	4/1/39	7,000,000	7,790,440
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	12,000,000	12,150,720

Total Illinois				46,954,358

Indiana - 4.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,432,950
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	1,750,000	1,810,200	(d)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,176,450	(d)
Indianapolis, IN, Thermal Energy System, AGC	5.000%	10/1/25	5,000,000	5,553,100
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,875,000	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,202,770	(d)

Total Indiana				25,050,470

Iowa - 1.7%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	2,450,000	2,584,750
Iowa Fertilizer Co. Project	5.250%	12/1/25	7,100,000	7,717,629

Total Iowa				10,302,379

Kentucky - 1.9%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	11,421,190

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,243,850	(a)(c)

Massachusetts - 5.6%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,361,950
Boston University, AMBAC	5.000%	10/1/39	3,500,000	3,510,745
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,023,120
Milford Regional Medical Center	5.750%	7/15/43	500,000	552,845
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	8,000,000	8,927,680	(b)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,932,033
Massachusetts State School Building Authority Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,352,800

Total Massachusetts				33,661,173

Michigan - 3.5%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,802,620
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	723,912

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	$2,120,000	$2,230,473	(e)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,332,751
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,349,779
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,712,275
William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,849,440	(b)

Total Michigan				21,001,250

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,702,660

Missouri - 2.7%
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,122,020
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,726,180
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,836,747
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project	5.000%	12/1/32	5,000,000	5,389,300

Total Missouri				16,074,247

Nebraska - 0.5%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,175,530	(b)

Nevada - 2.3%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	13,917,645

New Jersey - 9.6%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	827,085
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,607,825
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,865,000	1,949,223	(d)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,149,920	(d)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,254,400	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,684,575	(d)
School Facilities Construction, SIFMA	1.620%	3/1/28	15,000,000	13,291,350	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,424,735
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	8,145,000	8,787,966	(d)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	2,010,000	2,054,039
New Jersey State Turnpike Authority Revenue	0.500%	1/1/17	5,000,000	4,973,750	(a)
New Jersey State Turnpike Authority Revenue	0.700%	1/1/18	2,500,000	2,480,550	(a)(c)

Total New Jersey				58,485,418

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,744,250	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 10.4%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	$4,000,000	$4,655,160
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,785,044
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	28,143,952
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,632,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,542,800
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,423,160
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,754,988	(e)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,754,100
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,108,360
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	3,820,000	4,146,648

Total New York				62,946,812

North Carolina - 0.3%
Harnett County, NC, GO, Custody Receipts, AMBAC	5.250%	6/1/24	110,000	110,380
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	1,500,000	1,556,520	(d)

Total North Carolina				1,666,900

Ohio - 2.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,894,960
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,261,510

Total Ohio				12,156,470

Oregon - 0.1%
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	55,000	55,378	(d)
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	510,994

Total Oregon				566,372

Pennsylvania - 3.3%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	2,375,000	2,560,179
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	568,084
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,526,409
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,584,040
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,913,512
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,097,880

Total Pennsylvania				20,250,104

Puerto Rico - 0.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	10,000,000	3,725,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	$5,000,000	$5,702,700

South Carolina - 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,760,425

Tennessee - 0.0%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	270,000	271,496

Texas - 13.9%
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	10,000,000	10,969,400
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	3,131,160	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.970%	6/1/23	4,500,000	4,444,695	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,255,050	(f)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	5,766,035	(d)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,128,820
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	16,184,850
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	805,110
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,568,350	(b)
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	16,344,300
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	1,150,000	1,213,538
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,385,078
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	8,321,390

Total Texas				84,517,776

Virginia - 0.9%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,263,040	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,173,840	(d)

Total Virginia				5,436,880

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	354,522	(e)
Heron’s Key	6.750%	7/1/35	370,000	375,524	(e)

Total Washington				730,046

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $732,996,578)				813,409,053

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.8%
California - 0.5%
California Statewide CDA Revenue, Kaiser Permanente	0.010%	4/1/45	$100,000	$100,000	(h)(i)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	3,100,000	3,100,000	(h)(i)

Total California				3,200,000

Colorado - 0.1%
Colorado State Housing & Finance Authority Revenue, Single-Family Mortgage, SPA-Barclays Bank PLC	0.060%	5/1/22	800,000	800,000	(d)(h)(i)

Florida - 0.2%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	900,000	900,000	(h)(i)

Indiana - 0.4%
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.020%	11/1/39	2,200,000	2,200,000	(h)(i)

Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	500,000	500,000	(h)(i)

New Jersey - 0.1%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.140%	11/1/33	900,000	900,000	(h)(i)

New York - 2.0%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	455,000	455,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	2,175,000	2,175,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.130%	6/15/32	2,935,000	2,935,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	3,500,000	3,500,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	2,300,000	2,300,000	(h)(i)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	900,000	900,000	(h)(i)

Total New York				12,265,000

North Carolina - 0.1%
Charlotte, NC, COP, Convention Facility Project, SPA-Wells Fargo Bank N.A.	0.020%	12/1/21	400,000	400,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.100%	11/1/34	100,000	100,000	(h)(i)

Total North Carolina				500,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.2%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.070%	10/1/31	$1,345,000	$1,345,000	(h)(i)

Texas - 0.5%
Texas State, GO, Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	3,200,000	3,200,000	(d)(h)(i)

Vermont - 0.5%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	2,900,000	2,900,000	(d)(h)(i)

Washington - 0.1%
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.020%	1/1/27	535,000	535,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,245,000)				29,245,000

TOTAL INVESTMENTS - 138.9% (Cost - $762,241,578#)				842,654,053
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.3)%				(32,425,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (35.9)%				(217,575,000)
Other Assets in Excess of Liabilities - 2.3%				13,940,917

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$606,594,970

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$813,409,053	—	$813,409,053

Short-term investments†	—	29,245,000	—	29,245,000

Total investments	—	$842,654,053	—	$842,654,053

Other financial instruments:
Futures contracts	$218,099	—	—	$218,099

Total	$218,099	$842,654,053	—	$842,872,152

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,666,524
Gross unrealized depreciation	(9,254,049)

Net unrealized appreciation	$80,412,475

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	56	12/15	$8,877,099	$8,659,000	$218,099

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015